                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03128

Morgan Stanley Dividend Growth Securities Inc.
      (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
      (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 29, 2008

Date of reporting period: May 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY DIVIDEND GROWTH SECURITIES INC.
PORTFOLIO OF INVESTMENTS MAY 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                                                  VALUE
--------------------                                                                                   ---------------------

                              COMMON STOCKS (97.5%)
                              Aerospace & Defense (3.5%)
            670,308           Boeing Co.                                                                       $ 67,426,282
            780,164           Northrop Grumman Corp.                                                             58,988,200
                                                                                                       ---------------------
                                                                                                                126,414,482
                                                                                                       ---------------------
                              Aluminum (0.7%)
            568,300           Alcoa, Inc.                                                                        23,459,424
                                                                                                       ---------------------

                              Apparel/Footwear (1.5%)
            568,692           V.F. Corp.                                                                         53,331,936
                                                                                                       ---------------------

                              Beverages: Alcoholic (1.1%)
            480,979           Diageo PLC (ADR) (United Kingdom)                                                  41,070,797
                                                                                                       ---------------------

                              Beverages: Non-Alcoholic (2.8%)
          1,488,103           PepsiCo, Inc.                                                                     101,682,078
                                                                                                       ---------------------

                              Chemicals: Agricultural (0.9%)
            504,400           Monsanto Co.                                                                       31,071,040
                                                                                                       ---------------------

                              Computer Communications (2.2%)
          2,954,450           Cisco Systems, Inc.*                                                               79,533,794
                                                                                                       ---------------------

                              Computer Peripherals (1.8%)
          3,808,602           EMC Corp.*                                                                         64,327,288
                                                                                                       ---------------------

                              Computer Processing Hardware (0.9%)
          1,254,377           Dell, Inc.*                                                                        33,705,110
                                                                                                       ---------------------

                              Data Processing Services (2.4%)
          1,553,174           Automatic Data Processing, Inc.                                                    77,192,748
            388,294           Broadridge Financial Solutions, Inc.                                                7,859,071
                                                                                                       ---------------------
                                                                                                                 85,051,819
                                                                                                       ---------------------
                              Department Stores (0.9%)
            857,681           Federated Department Stores, Inc.                                                  34,247,202
                                                                                                       ---------------------

                              Discount Stores (1.6%)
            945,389           Target Corp.                                                                       59,020,635
                                                                                                       ---------------------

                              Drugstore Chains (1.2%)
          1,164,611           CVS Caremark Corp.                                                                 44,884,108
                                                                                                       ---------------------

                              Electric Utilities (1.7%)
            798,098           Exelon Corp.                                                                       62,251,644
                                                                                                       ---------------------

                              Electronic Production Equipment (0.5%)
            878,400           Applied Materials, Inc.                                                            16,777,440
                                                                                                       ---------------------

                              Financial Conglomerates (11.9%)
          1,307,590           American Express Co.                                                               84,967,198
          2,574,805           Citigroup, Inc.                                                                   140,301,124
          1,860,300           JPMorgan Chase & Co.                                                               96,419,349
            707,015           Prudential Financial, Inc.                                                         72,129,670
            573,370           UBS AG (Switzerland)                                                               37,406,659
                                                                                                       ---------------------
                                                                                                                431,224,000
                                                                                                       ---------------------
                              Food: Major Diversified (0.4%)
            442,845           Kraft Foods Inc. (Class A)                                                         14,985,908
                                                                                                       ---------------------

                              Hotels/Resorts/Cruiselines (0.6%)
            324,767           Starwood Hotels & Resorts Worldwide, Inc.                                          23,405,958
                                                                                                       ---------------------

                              Household/Personal Care (3.3%)
          1,879,802           Procter & Gamble Co. (The)                                                        119,461,417
                                                                                                       ---------------------

                              Industrial Conglomerates (6.6%)
            167,700           3M Co.                                                                             14,750,892
          2,759,433           General Electric Co.                                                              103,699,492
          1,702,944           United Technologies Corp.                                                         120,142,699
                                                                                                       ---------------------
                                                                                                                238,593,083
                                                                                                       ---------------------
                              Information Technology Services (1.6%)
          1,447,140           Accenture Ltd. (Class A) (Bermuda)                                                 59,245,912
                                                                                                       ---------------------

                              Integrated Oil (3.4%)
          1,489,083           Exxon Mobil Corp.                                                                 123,847,033
                                                                                                       ---------------------

                              Internet Software/Services (0.7%)
             31,224           Google, Inc. (Class A)*                                                            15,541,746
            368,289           Yahoo!, Inc.*                                                                      10,569,894
                                                                                                       ---------------------
                                                                                                                 26,111,640
                                                                                                       ---------------------
                              Investment Banks/Brokers (2.2%)
            130,534           Goldman Sachs Group, Inc. (The)                                                    30,129,858
            546,340           Merrill Lynch & Co., Inc.                                                          50,662,108
                                                                                                       ---------------------
                                                                                                                 80,791,966
                                                                                                       ---------------------
                              Investment Managers (2.1%)
          1,745,838           Mellon Financial Corp.                                                             75,647,161
                                                                                                       ---------------------

                              Life/Health Insurance (1.3%)
            329,960           Lincoln National Corp.                                                             23,922,100
            361,908           MetLife, Inc.                                                                      24,609,744
                                                                                                       ---------------------
                                                                                                                 48,531,844
                                                                                                       ---------------------
                              Major Banks (2.0%)
          1,364,037           Wachovia Corp.                                                                     73,917,165
                                                                                                       ---------------------

                              Major Telecommunications (2.9%)
          1,280,347           AT&T Inc.                                                                          52,929,545
          1,332,300           Sprint Nextel Corp.                                                                30,443,055
            513,200           Verizon Communications, Inc.                                                       22,339,596
                                                                                                       ---------------------
                                                                                                                105,712,196
                                                                                                       ---------------------
                              Managed Health Care (1.5%)
            992,428           UnitedHealth Group Inc.                                                            54,355,282
                                                                                                       ---------------------

                              Media Conglomerates (3.1%)
          4,244,400           Time Warner, Inc.                                                                  90,702,828
            469,216           Viacom, Inc. (Class B)*                                                            21,077,183
                                                                                                       ---------------------
                                                                                                                111,780,011
                                                                                                       ---------------------
                              Medical Specialties (1.8%)
            171,631           Alcon, Inc. (Switzerland)                                                          23,695,376
            761,486           Thermo Fisher Scientific, Inc.*                                                    41,577,136
                                                                                                       ---------------------
                                                                                                                 65,272,512
                                                                                                       ---------------------
                              Multi-Line Insurance (1.8%)
            876,398           American International Group, Inc.                                                 63,398,631
                                                                                                       ---------------------

                              Office Equipment/Supplies (1.4%)
          1,023,200           Pitney Bowes, Inc.                                                                 48,857,800
                                                                                                       ---------------------

                              Oil & Gas Production (1.0%)
            642,333           XTO Energy Inc.                                                                    37,261,737
                                                                                                       ---------------------

                              Oilfield Services/Equipment (3.4%)
            516,549           Cameron International Corp.*                                                       36,623,324
            676,580           Schlumberger Ltd. (Netherlands Antilles)                                           52,685,285
            601,219           Weatherford International Ltd. (Bermuda)*                                          32,670,240
                                                                                                       ---------------------
                                                                                                                121,978,849
                                                                                                       ---------------------

                              Other Consumer Services (1.0%)
          1,086,310           eBay, Inc.*                                                                        35,370,254
                                                                                                       ---------------------

                              Packaged Software (2.5%)
          2,957,782           Microsoft Corp.                                                                    90,715,174
                                                                                                       ---------------------

                              Pharmaceuticals: Major (9.0%)
            773,990           Abbott Laboratories                                                                43,614,336
          1,416,589           Johnson & Johnson                                                                  89,627,586
          3,118,303           Pfizer, Inc.                                                                       85,722,149
          1,826,589           Wyeth                                                                             105,649,908
                                                                                                       ---------------------
                                                                                                                324,613,979
                                                                                                       ---------------------
                              Property - Casualty Insurers (1.6%)
            724,305           XL Capital Ltd. (Class A) (Cayman Islands)                                         59,074,316
                                                                                                       ---------------------

                              Publishing: Newspapers (0.5%)
            303,900           Gannett Co., Inc.                                                                  17,875,398
                                                                                                       ---------------------

                              Pulp & Paper (1.2%)
          1,066,123           International Paper Co.                                                            41,760,038
                                                                                                       ---------------------

                              Semiconductors (1.7%)
          2,701,909           Intel Corp.                                                                        59,901,322
                                                                                                       ---------------------

                              Specialty Stores (0.8%)
          1,102,088           Staples, Inc.                                                                      27,618,325
                                                                                                       ---------------------

                              Tobacco (2.5%)
          1,279,411           Altria Group, Inc.                                                                 90,966,122
                                                                                                       ---------------------

                              TOTAL COMMON STOCKS
                                (Cost $2,089,888,933)                                                         3,529,103,830
                                                                                                       ---------------------
     PRINCIPAL
     AMOUNT IN
     THOUSANDS
--------------------
                              SHORT-TERM INVESTMENT (2.1%)
                              REPURCHASE AGREEMENT
           $ 78,139           Joint repurchase agreement account 5.29%
                              due 06/01/07 (dated 05/31/07; proceeds $78,150,482)(a)
                                (Cost $78,139,000)                                                               78,139,000
                                                                                                       ---------------------

                              TOTAL INVESTMENTS
                                (Cost $2,168,027,933) (b)                                 99.6%               3,607,242,830
                              OTHER ASSETS IN EXCESS OF LIABILITIES                        0.4                   13,975,161
                                                                                        --------       ---------------------
                              NET ASSETS                                                 100.0%             $ 3,621,217,991
                                                                                        ========       =====================

-------------------------
            ADR          American Depositary Receipt.
              *          Non-income producing security.
             (a)         Collateralized by federal agency and U.S. Treasury
                         obligations.
             (b)         The aggregate cost for federal income tax purposes
                         approximates the aggregate cost for book purposes. The
                         aggregate gross unrealized appreciation is
                         $1,445,363,407 and the aggregate gross unrealized
                         depreciation is $6,148,510, resulting in net unrealized
                         appreciation of $1,439,214,897.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 19, 2007

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Dividend
        Growth Securities Inc.;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)    Omitted;

        (c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
               reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 19, 2007

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.      I have reviewed this report on Form N-Q of Morgan Stanley Dividend
        Growth Securities Inc.;

2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

        (a)    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b)    Omitted;

        (c)    Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d)    Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a)    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b)    Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 19, 2007

                                              /s/ Francis Smith
                                              Francis Smith
                                              Principal Financial Officer

                                       5